Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21	SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2023, up through May 14, 2024, which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements. Other than the events disclosed below:

On April 24, 2024, the Company closed the initial public offering (the “IPO”) of its 1,125,000 Class A ordinary shares, no par value (the “Shares”). The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-275486), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 13, 2023 (as amended, the “Registration Statement”). The Registration Statement was declared effective by the SEC on March 29, 2024. The Shares were priced at $4.00 per share, and the IPO was conducted on a firm commitment basis. The Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “YYGH” on April 22, 2024.

On May 1, 2024 Mr. Fu Xiaowei transferred all the shares he owned in YY Circle (AU) Pty Ltd (“YY Circle (AU)”) to the Company with a consideration of $95, which was accounted for as a business combination under common control (“Transaction”). After the transaction, YY Circle (AU) became a majority owned subsidiary, with a remaining 5% of the company owned by Andrew Dvash.